Related Party Transactions (Details) - USD ($)						3 Months Ended	5 Months Ended		6 Months Ended
	Jan. 07, 2021	Dec. 31, 2020	Nov. 27, 2020	Nov. 16, 2020	Jul. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 22, 2020	Jun. 21, 2020	Jun. 05, 2020
Related Party Transaction [Line Items]
Common stock shares outstanding										0
Face amount of debt											$ 1,022,000
Sale of Stock, Price Per Share												$ 1.00
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value								$ 25,000
Number of shares issued			16,377,622
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value								146,170,277
Proceeds from Issuance Initial Public Offering								$ 160,500,696
Minimum cash to satisfy cash condition						$ 185,000,000			$ 185,000,000
Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued	218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
Founder Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of common stock outstanding		20.00%				20.00%	20.00%	20.00%	20.00%
Sponsor [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value					$ 25,000			$ 25,000
Sale of stock for services received issue price per share					$ 0.004
Face amount of debt		$ 300,000				$ 300,000	$ 300,000	$ 300,000	$ 300,000
Debt instrument maturity date								Mar. 31, 2021	Mar. 31, 2021
Debt Instrument Repayment Date									Nov. 27, 2020
Non-interest bearing liabilities		2,500				53,946	2,500	$ 2,500	$ 53,946
Non-interest bearing paid						53,329		2,500	53,329
Sponsor [Member] | Working Capital Loan [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Working capital loans outstanding		$ 0				$ 0	$ 0	0	$ 0
Non-interest bearing paid								$ 2,500
Other Public Shareholder [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of public shares require to approval the business combination									5,141,609
Crescent Park Funds [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued									2,547,125
Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued			1,377,622
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares issued share based payment arrangement forfeited	218,094
Common stock shares subject to forfeiture	218,094
Number of trading days for determining the share price	45 days		45 days					45 days
Number of shares issued	218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
Over-Allotment Option [Member] | Founder Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture				562,500
Percentage of common stock outstanding				20.00%
IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of trading days for determining the share price			45 days
Number of shares issued			16,377,622					16,377,622
IPO [Member] | Genesis Park IILP [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued									1,000,000
Sale of Stock, Price Per Share						$ 10.00			$ 10.00
Proceeds from Issuance Initial Public Offering									$ 10,000,000
Maximum | Hobby Member [Member] | Director [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued									100,000
Common Class B [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock par value		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued share based payment arrangement forfeited				1,437,500
Common stock shares outstanding		4,312,500		4,312,500		4,094,406	4,312,500	4,312,500	4,094,406
Common Class B [Member] | Founder Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares issued share based payment arrangement forfeited							218,094	218,094
Common stock shares outstanding		4,312,500					4,312,500	4,312,500
Common Class B [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares issued share based payment arrangement forfeited		218,094
Common stock shares no longer subject to forfeiture			344,406
Common Class B [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of trading days for determining the share price	45 days
Number of shares issued	218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
Common Class B [Member] | IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of common stock outstanding		20.00%					20.00%	20.00%
Founder Shares Class B Common Stock [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares					5,750,000
Founder Shares Class B Common Stock [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares					5,750,000
Common stock par value					$ 0.0001
Founder Shares Class B Common Stock [Member] | Lock In Period One [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Lock in period of shares held by the initial shareholders								1 year	1 year
Common Class A [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock par value		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding		4,523,969				5,065,058	4,523,969	4,523,969	5,065,058
Share Price		$ 12.00				$ 12.00	$ 12.00	$ 12.00	$ 12.00
Number of consecutive trading days for determining the share price								20 days	20 days
Number of trading days for determining the share price								30 days	30 days
Proceeds from Issuance Initial Public Offering			$ 163,776,220
Common Class A [Member] | HobbyGibson and GP III [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares									1,000,000
Sale of Stock, Price Per Share						$ 10.00			$ 10.00
Proceeds from Issuance of Common Stock									$ 10,000,000
Common Class A [Member] | Lock In Period Two [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Lock in period of shares held by the initial shareholders								150 days	150 days
Common Class A [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued			1,377,622
Common Class A [Member] | IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued			16,377,622
Sale of Stock, Price Per Share			$ 10.00
Proceeds from Issuance Initial Public Offering			$ 163,776,220
Private Placement Warrants [Member] | Sponsor [Member] | Working Capital Loan [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into shares amount		$ 1,500,000				$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Debt instrument, convertible, conversion price		$ 1.00				$ 1.00	$ 1.00	$ 1.00	$ 1.00
Redwire Common Stock [Members] | HobbyGibson and GP III [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares									300,000
Sale of Stock, Price Per Share						$ 10.00			$ 10.00
Proceeds from Issuance of Common Stock									$ 3,000,000
Number of shares consummate the purchase and sale									1,300,000
Redwire Common Stock [Members] | Hobby gibson Gp Iii And Sponsor [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares									6,544,406
Percentage of common stock outstanding						10.80%			10.80%
Public Share [Member] | Hobby Member [Member] | Director [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued									50,000
Public Share [Member] | Public Shareholder [Member] | Director [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share						$ 10.00			$ 10.00
Public Share [Member] | Maximum | Public Shareholder [Member] | Director [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued									145,000